Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Organization Contract	Dec. 31, 2017 USD ($)
Labor unions [member]
Commitments and contingencies [line items]
Number of company's employees	9,450
Percentage of employees unionized	63.20%
Number of union organizations | Organization	8
Labor unions [member] | Panama [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	4
Collective bargaining agreements terms	4 years
Labor unions [member] | Colombia [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	4
Labor unions [member] | Bottom of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	2 years
Labor unions [member] | Top of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	3 years
Purchase contracts [member]
Commitments and contingencies [line items]
Firm order value	$ 8,800,000,000
Purchase contracts [member] | Later than one year and not later than six years [member]
Commitments and contingencies [line items]
Number of purchase contracts subscribed | Contract	67
Covenants [member] | Bottom of range [member]
Commitments and contingencies [line items]
Earnings before income taxes, depreciation, amortization, and restructuring, or rent cost ("EBITDAR") to a fixed charge ratio	2.50%
Minimum tangible net worth	$ 16,000,000
EBITDAR to a finance charge expense ratio	2.0
Minimum unrestricted cash balance	$ 50,000,000
Cash, cash equivalents and short-term investments	$ 75,000,000
Covenants [member] | Top of range [member]
Commitments and contingencies [line items]
Total liability plus operating leases minus operating cash to tangible net worth ratio	5.5
Long-term obligations to an EBITDAR ratio	6.0
Lines of credit for working capital and letters of credit [member]
Commitments and contingencies [line items]
Letters of credit maintained	$ 25,900,000	$ 25,500,000
Lines of credit for working capital and letters of credit [member] | Borrowing due through 2019 [member]
Commitments and contingencies [line items]
Line of credit facility outstanding	140,000,000
Lines of credit for working capital and letters of credit [member] | Borrowing due through 2018 [member]
Commitments and contingencies [line items]
Line of credit facility outstanding		$ 127,800,000
Lines of credit for working capital and letters of credit [member] | Sort term unsecured credit facility [member]
Commitments and contingencies [line items]
Total line of credit	$ 212,300,000